UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 65.1%
Communications - 1.9%
2,000	Rogers Communications, Inc.	72,800
3,700	Verizon Communications, Inc.	142,598

		215,398

Consumer Durables - 0.2%
400	Tupperware Brands Corp.	23,884

Consumer Non-Durables - 5.2%
700	Coach, Inc.	36,428
2,100	Coca-Cola Co.	139,335
1,100	General Mills, Inc.	40,205
350	NIKE, Inc.	26,495
1,700	PepsiCo, Inc.	109,497
1,800	Philip Morris International, Inc.	118,134
1,800	Procter & Gamble Co.	110,880

		580,974

Consumer Services - 1.7%
1,900	McDonald’s Corp.	144,571
650	Visa, Inc.	47,853

		192,424

Electronic Technology - 11.9%
550	Apple, Inc. *	191,648
5,600	Applied Materials, Inc.	87,472
4,700	Atmel Corp. *	64,061
2,400	Broadcom Corp.	94,512
3,450	Ciena Corp. *	89,562
1,200	EMC Corp. *	31,860
400	F5 Networks, Inc. *	41,028
1,000	Finisar Corp. *	24,600
5,400	Intel Corp.	108,918
1,300	International Business Machines Corp.	211,991
1,700	Juniper Networks, Inc. *	71,536
1,100	Linear Technology Corp.	36,993
3,300	QUALCOMM, Inc.	180,939
500	Research In Motion, Ltd. *	28,285
1,000	Veeco Instruments, Inc. *	50,840

		1,314,245

Energy Minerals - 6.8%
800	Apache Corp.	104,736
1,775	Chevron Corp.	190,688
400	Murphy Oil Corp.	29,368
1,900	Occidental Petroleum Corp.	198,531
1,700	Southwestern Energy Co. *	73,049
2,100	Suncor Energy, Inc.	94,164
1,250	Ultra Petroleum Corp. *	61,562

		752,098

Finance - 6.5%
625	ACE, Ltd.	40,437

Quantity	Name of Issuer	Fair Value ($)

900	Bank of New York Mellon Corp.	26,883
225	CME Group, Inc.	67,849
725	Franklin Resources, Inc.	90,683
455	Goldman Sachs Group, Inc.	72,104
2,800	JPMorgan Chase & Co.	129,080
500	M&T Bank Corp.	44,235
500	PartnerRe, Ltd.	39,620
800	Prudential Financial, Inc.	49,264
1,500	US Bancorp	39,645
3,700	Wells Fargo & Co.	117,290

		717,090

Health Services - 0.9%
600	McKesson Corp.	47,430
900	Medco Health Solutions, Inc. *	50,544

		97,974

Health Technology - 4.6%
600	Allergan, Inc.	42,612
2,000	Celgene Corp. *	115,060
1,100	Gilead Sciences, Inc. *	46,684
200	Intuitive Surgical, Inc. *	66,692
700	Johnson & Johnson	41,475
1,800	St. Jude Medical, Inc.	92,268
900	Thermo Fisher Scientific, Inc. *	49,995
750	Varian Medical Systems, Inc. *	50,730

		505,516

Industrial Services - 1.6%
1,400	Schlumberger, Ltd.	130,564
1,200	Seadrill, Ltd.	43,284

		173,848

Non-Energy Minerals - 0.9%
650	Allegheny Technologies, Inc.	44,018
1,000	Freeport-McMoRan Copper & Gold, Inc.	55,550

		99,568

Process Industries - 1.3%
1,500	Ecolab, Inc.	76,530
700	Praxair, Inc.	71,120

		147,650

Producer Manufacturing - 7.5%
600	3M Co.	56,100
2,600	ABB, Ltd., ADR *	62,894
2,000	Danaher Corp.	103,800
1,400	Deere & Co.	135,646
1,050	Eaton Corp.	58,212
1,400	Emerson Electric Co.	81,802
500	Flowserve Corp.	64,400
3,400	General Electric Co.	68,170
600	Goodrich Corp.	51,318

See accompanying notes to schedule of investments.

MARCH 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

400	Precision Castparts Corp.	58,872
1,100	United Technologies Corp.	93,115

		834,329

Retail Trade - 4.4%
325	Amazon.com, Inc. *	58,542
650	Costco Wholesale Corp.	47,658
900	CVS Caremark Corp.	30,888
1,500	Home Depot, Inc.	55,590
1,600	Kohl’s Corp.	84,864
2,100	Target Corp.	105,021
800	TJX Cos., Inc.	39,784
1,300	Wal-Mart Stores, Inc.	67,665

		490,012

Technology Services - 7.1%
1,600	Accenture, PLC	87,952
2,000	Adobe Systems, Inc. *	66,320
1,100	Cognizant Technology Solutions Corp. *	89,540
350	Google, Inc. *	205,174
5,800	Oracle Corp.	193,546
65	priceline.com, Inc. *	32,919
400	Salesforce.com, Inc. *	53,432
700	VMware, Inc. *	57,078

		785,961

Transportation - 1.9%
1,100	Expeditors International of Washington, Inc.	55,154
1,100	Union Pacific Corp.	108,163
625	United Parcel Service, Inc.	46,450

		209,767

Utilities - 0.7%
1,350	Calpine Corp. *	21,424
1,800	Wisconsin Energy Corp.	54,900

		76,324

Total Common Stocks (cost: $5,361,858)		7,217,062

Bonds - 33.7%

Asset-Backed Securities - 4.0%
43,837	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36	43,997
100,000	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32	98,974
44,373	Chase Funding Mtge. Loan Asset-Backed Certs., 2003-6 1A4, 4.50%, 11/25/34	44,161
81,091	Citifinancial Mortgage Securities, Inc., 2003-1 AF5, 4.28%, 1/25/33	80,989
50,000	First Franklin Mtge. Loan Asset-Backed Certs., 2005-FF2 M2, 0.69%, 3/25/35[1]	45,049
	Green Tree Financial Corp.:
17,334	1997-6 A10, 6.87%, 1/15/29	18,467

Principal Amount ($)	Name of Issuer	Fair Value ($)

13,721	1997-1 A6, 7.29%, 3/15/28	14,479
36,318	New Century Home Equity Loan Trust, 2005-A A4W, 5.04%, 8/25/35	34,017
	Origen Manufactured Housing:
9,063	2002-A A3, 6.17%, 5/15/32 [1]	9,334
7,700	2001-A A5, 7.08%, 3/15/32 [1]	7,774
19,947	Residential Asset Securities Corp., 2004 KS2 AI4, 4.18%, 12/25/31[1]	19,758
26,830	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 4.76%, 7/25/28	26,587

		443,586

Collateralized Mortgage Obligations - 3.7%
60,703	Fannie Mae, 2010-108 AP, 7.00%, 9/25/40	67,551
27,979	Fannie Mae Grantor Trust, 2004-T3, 1A3, 7.00%, 2/25/44	32,552
120,817	Government National Mortgage Association, 2005-74 HA, 7.50%, 9/16/35	135,649
14,005	Master Asset Securitization Trust, 2003-4 CA1, 8.00%, 5/25/18	14,600
40,164	Residential Funding Mortgage Securities I, 2005-S6 A2, 5.25%, 8/25/35	41,645
37,577	Specialty Underwriting & Residential Finance, 2004-AA1 2A2, 5.50%, 10/25/34	37,748
68,644	Vendee Mortgage Trust, 2008-1 B, 8.11%, 3/15/25[1]	85,161

		414,906

Corporate Bonds - 9.1%
52,300	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, 4/1/24	59,023
100,000	Chevron Corp., 4.95%, 3/3/19	110,520
25,000	Comerica Bank (Subordinated), 8.38%, 7/15/24	27,015
93,937	Continental Airlines 2009-1 Pass Thru Certs., 9.00%, 7/8/16	106,618
40,000	CR Bard, Inc., 4.40%, 1/15/21	40,569
25,000	eBay, Inc., 3.25%, 10/15/20	22,871
25,000	First Maryland Capital I, 1.30%, 1/15/27 [1]	19,031
100,000	Genworth Financial, Inc., 7.70%, 6/15/20	102,473
50,000	International Business Machines Corp., 8.38%, 11/1/19	65,954
50,000	JPMorgan Chase Capital XXV, 6.80%, 10/1/37	50,257
45,000	NTC Capital I, 0.82%, 1/15/27 [1]	36,961

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	PartnerRe Finance B LLC, 5.50%, 6/1/20	25,026
100,000	Pepsi Bottling, Inc., 5.50%, 4/1/16	112,679
50,000	Pitney Bowes, Inc., 5.25%, 1/15/37	50,876
80,771	Procter & Gamble ESOP, 9.36%, 1/1/21	105,279
50,000	RenRe North America Holdings, Inc., 5.75%, 3/15/20	50,506
25,000	Susa Partnership LP, 8.20%, 6/1/17	29,338

		1,014,996

Federal Home Loan Mortgage Corporation - 2.6%
50,412	7.00% 7/1/32	57,362
40,490	7.00% 5/1/34	46,519
60,473	7.00% 11/1/37	68,811
24,399	7.00% 1/1/39	27,817
38,032	7.50% 11/1/36	44,017
20,424	8.00% 9/1/15	22,554
20,542	8.38% 5/17/20	23,520

		290,600

Federal National Mortgage Association - 6.4%
99,590	4.00% 1/1/41	98,102
64,736	6.63% 11/1/30	74,253
51,061	6.63% 1/1/31	58,568
37,900	7.00% 12/1/32	44,268
48,465	7.00% 12/1/36	56,197
42,325	7.00% 11/1/38	48,306
57,085	7.23% 12/1/30	65,948
10,623	7.50% 6/1/32	12,381
34,993	7.50% 4/1/33	40,009
36,798	7.50% 11/1/33	42,691
54,422	7.50% 1/1/34	63,137
17,579	7.50% 4/1/38	20,394
44,774	8.00% 2/1/31	52,357
15,139	8.45% 7/15/26	17,993
7,736	9.50% 5/1/27	9,310
1,392	9.75% 1/15/13	1,496
945	10.25% 6/15/13	1,017

		706,427

Government National Mortgage Association - 3.0%
51,849	6.63% 4/20/31	59,030
35,922	7.00% 12/15/24	41,569
54,685	7.23% 12/20/30	62,882
61,592	8.00% 7/15/24	72,226
75,379	8.38% 3/15/31	90,530
1,191	9.50% 9/20/18	1,409

		327,646

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

Taxable Municipal Securities - 1.5%
100,000	Academica Charter Schools, 8.00%, 8/15/24[4]	72,216
50,000	Coalinga-Huron Joint Unified Sch. Dist. G.O., 5.43%, 8/1/21	47,286
50,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev., 8.75%, 8/15/27	49,266

		168,768

U.S. Government / Federal Agency Securities - 3.4%
75,000	U.S. Treasury Note, 2.63%, 11/15/20	69,984
	U.S. Treasury Strips:
340,000	2.64%, 2/15/19 [6]	264,999
125,000	4.21%, 2/15/36 [6]	38,870

		373,853

Total Bonds
(cost: $3,664,993)		3,740,782

Closed-End Mutual Funds - 0.9%
7,200	American Strategic Income Portfolio II	65,088
3,403	American Strategic Income Portfolio, Inc.	38,726

Total Closed-End Mutual Funds
(cost: $109,926)		103,814

Short-Term Securities - 1.0%
106,056	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities
(cost: $106,056)		106,056

Total Investments in Securities - 100.7%
(cost: $9,242,833)		11,167,714
Other Assets and Liabilities, net - (0.7%)		(73,939)

Total Net Assets - 100.0%		$11,093,775

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of March 31, 2011.

[4]

144A Restricted Security. The total value of such security as of March 31, 2011 was $72,216 and represented 0.7% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

See accompanying notes to schedule of investments.

MARCH 31, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Balanced Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	7,217,062	—	—	7,217,062

Asset-Backed Securities	—	443,586	—	443,586
Collateralized Mortgage Obligations	—	414,906	—	414,906
Corporate Bonds	—	1,014,996	—	1,014,996
Federal Home Loan Mortgage Corporation	—	290,600	—	290,600
Federal National Mortgage Association	—	706,427	—	706,427
Government National Mortgage Association	—	327,646	—	327,646
Taxable Municipal Securities	—	168,768	—	168,768
U.S. Government / Federal Agency Securities	—	373,853	—	373,853
Closed-End Mutual Funds	103,814	—	—	103,814
Short-Term Securities	106,056	—	—	106,056

Total:	7,426,932	3,740,782	—	11,167,714

**  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.9%
Communications - 3.8%
21,400	Millicom International Cellular SA	2,058,038
67,600	Rogers Communications, Inc.	2,460,640
150,200	Verizon Communications, Inc.	5,788,708

		10,307,386

Consumer Durables - 3.2%
9,280	Polaris Industries, Inc.	807,546
62,000	Snap-On, Inc.	3,723,720
30,200	Stanley Black & Decker, Inc.	2,313,320
32,900	Tupperware Brands Corp.	1,964,459

		8,809,045

Consumer Non-Durables - 9.3%
23,200	Colgate-Palmolive Co.	1,873,632
35,600	Diageo, PLC, ADR	2,713,432
95,500	General Mills, Inc.	3,490,525
31,200	Guess?, Inc.	1,227,720
25,500	NIKE, Inc.	1,930,350
79,600	PepsiCo, Inc.	5,127,036
52,300	Philip Morris International, Inc.	3,432,449
87,400	Procter & Gamble Co.	5,383,840

		25,178,984

Consumer Services - 2.0%
47,000	McDonald’s Corp.	3,576,230
107,500	Pearson, PLC, ADR	1,913,500

		5,489,730

Electronic Technology - 9.3%
142,400	Applied Materials, Inc.	2,224,288
55,900	Broadcom Corp.	2,201,342
170,500	Intel Corp.	3,438,985
51,050	International Business Machines Corp.	8,324,724
73,800	Linear Technology Corp.	2,481,894
96,400	QUALCOMM, Inc.	5,285,612
40,800	TE Connectivity, Ltd.	1,420,656

		25,377,501

Energy Minerals - 10.5%
23,500	Apache Corp.	3,076,620
81,400	Chevron Corp.	8,744,802
42,400	EQT Corp.	2,115,760
58,100	Marathon Oil Corp.	3,097,311
25,400	Murphy Oil Corp.	1,864,868
51,900	Occidental Petroleum Corp.	5,423,031
25,000	Sasol, Ltd., ADR	1,448,750
45,900	Total SA, ADR	2,798,523

		28,569,665

Finance - 13.9%
43,500	ACE, Ltd.	2,814,450

Quantity	Name of Issuer	Fair Value ($)
44,800	Ameriprise Financial, Inc.	2,736,384
103,500	Apollo Investment Corp.	1,248,210
28,950	Franklin Resources, Inc.	3,621,066
128,300	JPMorgan Chase & Co.	5,914,630
26,300	M&T Bank Corp.	2,326,761
77,600	Marsh & McLennan Cos., Inc.	2,313,256
147,100	Northwest Bancshares, Inc.	1,844,634
34,100	PartnerRe, Ltd.	2,702,084
120,700	PennantPark Investment Corp.	1,438,744
25,200	Prudential Financial, Inc.	1,551,816
37,400	Travelers Cos., Inc.	2,224,552
126,800	US Bancorp	3,351,324
122,000	Wells Fargo & Co.	3,867,400

		37,955,311

Health Services - 1.9%
25,200	McKesson Corp.	1,992,060
41,350	Owens & Minor, Inc.	1,343,048
64,100	Pharmaceutical Product Development, Inc.	1,776,211

		5,111,319

Health Technology - 8.2%
61,700	Abbott Laboratories	3,026,385
48,000	Baxter International, Inc.	2,580,960
32,400	Becton Dickinson & Co.	2,579,688
28,700	Covidien, PLC	1,490,678
91,700	Johnson & Johnson	5,433,225
50,800	Medtronic, Inc.	1,998,980
100,100	Merck & Co., Inc.	3,304,301
40,100	Teva Pharmaceutical Industries, Ltd., ADR	2,011,817

		22,426,034

Industrial Services - 2.7%
57,100	Halliburton Co.	2,845,864
35,300	National Oilwell Varco, Inc.	2,798,231
47,800	Seadrill, Ltd.	1,724,146

		7,368,241

Non-Energy Minerals - 1.5%
23,900	BHP Billiton, Ltd., ADR	2,291,532
34,400	Freeport-McMoRan Copper & Gold, Inc.	1,910,920

		4,202,452

Process Industries - 2.1%
73,800	EI du Pont de Nemours & Co.	4,056,786
27,300	Scotts Miracle-Gro Co.	1,579,305

		5,636,091

Producer Manufacturing - 11.2%
28,100	3M Co.	2,627,350
80,700	ABB, Ltd., ADR *	1,952,133
30,275	Autoliv, Inc.	2,247,313
43,300	Cooper Industries, PLC	2,810,170
40,200	Deere & Co.	3,894,978

See accompanying notes to schedule of investments.

MARCH 31, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

41,100	Eaton Corp.	2,278,584
52,600	Emerson Electric Co.	3,073,418
149,400	General Electric Co.	2,995,470
39,900	Goodrich Corp.	3,412,647
23,200	Raytheon Co.	1,180,184
47,300	United Technologies Corp.	4,003,945

		30,476,192

Retail Trade - 4.2%
79,700	Cato Corp.	1,952,650
55,000	Home Depot, Inc.	2,038,300
50,300	Target Corp.	2,515,503
34,800	TJX Cos., Inc.	1,730,604
61,800	Wal-Mart Stores, Inc.	3,216,690

		11,453,747

Technology Services - 5.2%
64,300	Accenture, PLC	3,534,571
37,400	Automatic Data Processing, Inc.	1,918,994
126,600	Microsoft Corp.	3,210,576
110,700	Oracle Corp.	3,694,059
32,500	Syntel, Inc.	1,697,475

		14,055,675

Transportation - 2.6%
29,258	Expeditors International of Washington, Inc.	1,466,996
27,200	Union Pacific Corp.	2,674,576
38,000	United Parcel Service, Inc.	2,824,160

		6,965,732

Utilities - 3.3%
100,800	Kinder Morgan, Inc. *	2,987,712
48,600	NextEra Energy, Inc.	2,678,832
48,100	UGI Corp.	1,582,490
57,400	Wisconsin Energy Corp.	1,750,700

		8,999,734

Total Common Stocks (cost: $228,887,255)		258,382,839

Quantity	Name of Issuer	Fair Value ($)

Preferred Stocks - 0.7%
Consumer Durables - 0.7%
38,300	General Motors Co., Series B *
Total Preferred Stocks (cost: $2,004,956)		1,846,060

Closed-End Mutual Funds - 1.6%
81,600	Kayne Anderson MLP Investment Co.	2,665,872
64,700	Tortoise Energy Capital Corp.	1,825,834

Total Closed-End Mutual Funds (cost: $3,787,976)		4,491,706

Short-Term Securities - 3.3%
8,956,595	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $8,956,595)		8,956,595

Total Investments in Securities - 100.5% (cost: $243,636,782)		273,677,200
Other Assets and Liabilities, net - (0.5%)		(1,337,067)

Total Net Assets - 100.0%		$272,340,133

* Non	-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Dividend Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	258,382,839	—	—	258,382,839
Preferred Stocks **	1,846,060	—	—	1,846,060
Closed-End Mutual Funds	4,491,706	—	—	4,491,706
Short-Term Securities	8,956,595	—	—	8,956,595

Total:	273,677,200	—	—	273,677,200

**  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

MARCH 31, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 81.2%
Africa/Middle East - 0.5%
Israel - 0.5%
875	Teva Pharmaceutical Industries, Ltd., ADR	43,899

Asia - 8.2%
Australia - 5.1%
2,300	BHP Billiton, Ltd., ADR	220,524
2,475	Rio Tinto, PLC, ADR	176,022
325	Westpac Banking Corp., ADR	40,658

		437,204

China/Hong Kong - 1.2%
1,125	HSBC Holdings, PLC, ADR	58,275
400	Hutchison Port Holdings Trust *	396
4,000	Hutchison Whampoa, Ltd.	47,337

		106,008

Japan - 1.9%
2,800	Canon, Inc., ADR	121,380
1,100	Oracle Corp.	45,847

		167,227

Europe - 22.6%
Denmark - 0.5%
800	Pandora A/S *	40,827

France - 1.9%
1,000	Schlumberger, Ltd.	93,260
1,125	Total SA, ADR	68,591

		161,851

Germany - 1.6%
365	Muenchener Rueckver	57,418
600	Siemens AG, ADR	82,404

		139,822

Ireland - 0.8%
1,250	Accenture, PLC	68,712

Italy - 1.1%
10,350	Enel SPA	65,202
650	Tenaris SA, ADR	32,149

		97,351

Luxembourg - 0.4%
325	Millicom International Cellular SA	31,255

Netherlands - 0.7%
2,450	TNT NV	62,909

Norway - 0.5%
1,200	Seadrill, Ltd.	43,284

Quantity	Name of Issuer	Fair Value ($)
Spain - 2.4%
5,300	Banco Bilbao Vizcaya Argentaria SA, ADR	63,600
1,020	Inditex SA	81,845
2,500	Telefonica SA, ADR	63,050

		208,495

Sweden - 0.8%
925	Autoliv, Inc.	68,663

Switzerland - 4.0%
1,400	ABB, Ltd., ADR *	33,866
900	ACE, Ltd.	58,230
475	Kuehne & Nagel International	66,404
2,025	Nestle SA	115,962
38	SGS SA	67,575

		342,037

United Kingdom - 7.9%
860	British American Tobacco, PLC	34,484
2,050	Burberry Group, PLC	38,612
11,100	Carphone Warehouse Group, PLC *	64,816
16,400	Centrica, PLC	85,523
1,400	Diageo, PLC, ADR	106,708
2,000	GlaxoSmithKline, PLC, ADR	76,820
6,100	Pearson, PLC, ADR	108,580
1,100	Royal Dutch Shell, PLC, ADR	80,564
13,320	Tesco, PLC	81,368

		677,475

North America - 49.9%
Bermuda - 0.6%
625	PartnerRe, Ltd.	49,525

Canada - 1.1%
2,575	Rogers Communications, Inc.	93,730

United States - 48.2%
575	3M Co.	53,763
1,000	Abbott Laboratories	49,050
375	Apache Corp.	49,095
4,100	Applied Materials, Inc.	64,042
950	Automatic Data Processing, Inc.	48,745
1,150	Baxter International, Inc.	61,836
725	Becton Dickinson & Co.	57,725
2,150	Broadcom Corp.	84,667
450	Caterpillar, Inc.	50,108
1,100	Chevron Corp.	118,173
825	Deere & Co.	79,934
800	Eaton Corp.	44,352
1,100	EI du Pont de Nemours & Co.	60,467
1,000	Emerson Electric Co.	58,430
925	EQT Corp.	46,158
500	Franklin Resources, Inc.	62,540
1,325	Freeport-McMoRan Copper & Gold, Inc.	73,604
1,175	General Electric Co.	23,559
1,750	General Mills, Inc.	63,963

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

550	Goldman Sachs Group, Inc.	87,158
35	Google, Inc. *	20,517
2,350	Home Depot, Inc.	87,091
1,000	Illinois Tool Works, Inc.	53,720
6,300	Intel Corp.	127,071
950	International Business Machines Corp.	154,916
1,800	Johnson & Johnson	106,650
2,400	JPMorgan Chase & Co.	110,640
2,350	Kinder Morgan, Inc. *	69,654
2,100	Linear Technology Corp.	70,623
715	M&T Bank Corp.	63,256
1,300	Marathon Oil Corp.	69,303
2,800	Marsh & McLennan Cos., Inc.	83,468
1,450	McDonald’s Corp.	110,330
825	McKesson Corp.	65,216
1,200	Medtronic, Inc.	47,220
1,425	Merck & Co., Inc.	47,039
1,375	Microsoft Corp.	34,870
1,075	Occidental Petroleum Corp.	112,327
2,400	Oracle Corp.	80,088
1,850	PepsiCo, Inc.	119,158
1,425	Philip Morris International, Inc.	93,523
1,800	Procter & Gamble Co.	110,880
1,050	Prudential Financial, Inc.	64,659
3,100	QUALCOMM, Inc.	169,973
900	Snap-On, Inc.	54,054
675	Stanley Black & Decker, Inc.	51,705
2,125	Target Corp.	106,271
1,725	TJX Cos., Inc.	85,784
775	Travelers Cos., Inc.	46,097
850	Tupperware Brands Corp.	50,754
500	Union Pacific Corp.	49,165
700	United Technologies Corp.	59,255
3,300	US Bancorp	87,219
3,000	Verizon Communications, Inc.	115,620
900	Wal-Mart Stores, Inc.	46,845
2,725	Wells Fargo & Co.	86,382

		4,148,712

Total Common Stocks (cost: $5,797,828)		6,988,986

Closed-End Mutual Funds - 1.3%
1,400	Kayne Anderson MLP Investment Co.	45,738
2,300	Tortoise Energy Capital Corp.	64,906

Total Closed-End Mutual Funds (cost: $78,332)		110,644

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 24.1%
2,077,672	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $2,077,672)		2,077,672

Total Investments in Securities - 106.6% (cost: $7,953,832)		9,177,302
Other Assets and Liabilities, net - (6.6%)		(569,533)

Total Net Assets - 100.0%		$8,607,769

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector (% of Total Net Assets)
Finance	11.8%
Electronic Technology	9.2
Producer Manufacturing	7.6
Consumer Non-Durables	7.5
Energy Minerals	7.3
Retail Trade	6.4
Health Technology	5.7
Non-Energy Minerals	5.5
Communications	3.5
Technology Services	3.5
Consumer Durables	2.8
Consumer Services	2.5
Transportation	2.1
Industrial Services	2.0
Utilities	1.6
Commercial Services	0.8
Health Services	0.7
Process Industries	0.7
Closed-End Mutual Funds	1.3
Short-Term Securities	24.1

106.6
Other Assets and Liabilities, net	(6.6)

100.0%

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

See accompanying notes to schedule of investments.

MARCH 31, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Global Dividend Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	437,204	—	—	437,204
Bermuda	49,525	—	—	49,525
Canada	93,730	—	—	93,730
China/Hong Kong	58,671	47,337	—	106,008
Denmark	40,827	—	—	40,827
France	161,851	—	—	161,851
Germany	139,822	—	—	139,822
Ireland	68,712	—	—	68,712
Israel	43,899	—	—	43,899
Italy	32,149	65,202	—	97,351
Japan	121,380	45,847	—	167,227
Luxembourg	31,255	—	—	31,255
Netherlands	—	62,909	—	62,909
Norway	43,284	—	—	43,284
Spain	126,650	81,845	—	208,495
Sweden	68,663	—	—	68,663
Switzerland	92,096	249,941	—	342,037
United Kingdom	437,488	239,987	—	677,475
United States	4,148,712	—	—	4,148,712

	6,195,918	793,068	—	6,988,986

Closed-End Mutual Funds	110,644	—	—	110,644
Short-Term Securities	2,077,672	—	—	2,077,672

Total:	8,384,234	793,068	—	9,177,302

*

Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.6%
Commercial Services - 1.0%
9,000	Factset Research Systems, Inc.	942,570

Communications - 0.9%
9,250	SBA Communications Corp. *	367,040
25,600	TW Telecom, Inc. *	491,520

		858,560

Consumer Durables - 5.5%
6,900	Fossil, Inc. *	646,185
12,700	Polaris Industries, Inc.	1,105,154
27,900	Snap-On, Inc.	1,675,674
31,300	Tupperware Brands Corp.	1,868,923

		5,295,936

Consumer Non-Durables - 4.2%
10,300	Alberto-Culver Co.	383,881
29,400	Central European Distribution Corp. *	333,690
20,500	Guess?, Inc.	806,675
16,400	Hansen Natural Corp. *	987,772
34,000	Iconix Brand Group, Inc. *	730,320
34,600	True Religion Apparel, Inc. *	812,062

		4,054,400

Consumer Services - 1.4%
16,900	Buffalo Wild Wings, Inc. *	919,867
17,300	Red Robin Gourmet Burgers, Inc. *	465,370

		1,385,237

Electronic Technology - 14.3%
52,700	Atmel Corp. *	718,301
60,400	Ciena Corp. *	1,567,984
10,000	F5 Networks, Inc. *	1,025,700
34,400	Finisar Corp. *	846,240
27,600	Meru Networks, Inc. *	560,556
20,800	MICROS Systems, Inc. *	1,028,144
12,500	Riverbed Technology, Inc. *	470,625
27,200	Rubicon Technology, Inc. *	752,896
49,400	Skyworks Solutions, Inc. *	1,601,548
27,400	Synaptics, Inc. *	740,348
17,900	Varian Semiconductor Equipment Assoc., Inc. *	871,193
26,800	Veeco Instruments, Inc. *	1,362,512
22,400	VeriFone Systems, Inc. *	1,230,880
39,800	Volterra Semiconductor Corp. *	988,234

		13,765,161

Energy Minerals - 4.0%
36,500	Brigham Exploration Co. *	1,357,070
60,700	Northern Oil and Gas, Inc. *	1,620,690
19,300	Southwestern Energy Co. *	829,321

		3,807,081

Finance - 5.3%
15,575	Affiliated Managers Group, Inc. *	1,703,438

Quantity	Name of Issuer	Fair Value ($)

8,900	Allied World Assurance Co. Holdings, Ltd.	557,941
24,800	Hanover Insurance Group, Inc.	1,122,200
8,900	Stifel Financial Corp. *	638,931
65,300	TCF Financial Corp.	1,035,658

		5,058,168

Health Services - 2.1%
46,800	Allscripts Healthcare Solutions, Inc. *	982,332
14,300	Covance, Inc. *	782,496
3,400	Stericycle, Inc. *	301,478

		2,066,306

Health Technology - 11.2%
17,300	Alexion Pharmaceuticals, Inc. *	1,707,164
52,300	Amylin Pharmaceuticals, Inc. *	594,651
16,400	Celgene Corp. *	943,492
15,400	Gen-Probe, Inc. *	1,021,790
12,000	Haemonetics Corp. *	786,480
2,800	Intuitive Surgical, Inc. *	933,688
28,400	NuVasive, Inc. *	719,088
19,400	PerkinElmer, Inc.	509,638
9,600	Techne Corp.	687,360
39,000	Thoratec Corp. *	1,011,270
14,600	United Therapeutics Corp. *	978,492
34,700	Volcano Corp. *	888,320

		10,781,433

Industrial Services - 7.3%
17,500	Atwood Oceanics, Inc. *	812,525
4,700	CARBO Ceramics, Inc.	663,264
19,100	Chicago Bridge & Iron Co. NV	776,606
14,900	Core Laboratories NV	1,522,333
18,700	Lufkin Industries, Inc.	1,747,889
22,600	McDermott International, Inc. *	573,814
19,300	URS Corp. *	888,765

		6,985,196

Non-Energy Minerals - 2.4%
7,150	Allegheny Technologies, Inc.	484,198
11,200	Haynes International, Inc.	621,040
53,300	Stillwater Mining Co. *	1,222,169

		2,327,407

Process Industries - 2.9%
11,100	CF Industries Holdings, Inc.	1,518,369
22,300	Scotts Miracle-Gro Co.	1,290,055

		2,808,424

Producer Manufacturing - 11.3%
36,900	AMETEK, Inc.	1,618,803
15,700	Anixter International, Inc.	1,097,273
7,900	Esterline Technologies Corp. *	558,688
25,800	IDEX Corp.	1,126,170
23,600	Kaydon Corp.	924,884

See accompanying notes to schedule of investments.

MARCH 31, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

14,200	MTS Systems Corp.	646,810
29,500	Rofin-Sinar Technologies, Inc. *	1,165,250
10,500	Thomas & Betts Corp. *	624,435
27,400	Trimble Navigation, Ltd. *	1,384,796
10,500	Wabtec Corp.	712,215
28,300	Woodward Governor Co.	978,048

		10,837,372

Retail Trade - 7.9%
2,200	BJ’s Wholesale Club, Inc. *	107,404
33,300	Casey’s General Stores, Inc.	1,298,700
39,500	Cato Corp.	967,750
29,800	Dick’s Sporting Goods, Inc. *	1,191,404
19,600	GameStop Corp. *	441,392
15,500	Lululemon Athletica, Inc. *	1,380,275
45,700	Ulta Salon Cosmetics & Fragrance, Inc. *	2,199,541

		7,586,466

Technology Services - 13.0%
33,300	ANSYS, Inc. *	1,804,527
27,400	AsiaInfo-Linkage, Inc. *	593,210
13,200	Citrix Systems, Inc. *	969,672
33,900	Concur Technologies, Inc. *	1,879,755
13,600	Dolby Laboratories, Inc. *	669,256
38,900	Informatica Corp. *	2,031,747
28,500	Solera Holdings, Inc.	1,456,350
28,400	Syntel, Inc.	1,483,332
27,300	Ultimate Software Group, Inc. *	1,603,875

		12,491,724

Quantity	Name of Issuer	Fair Value ($)

Transportation - 0.7%
19,900	HUB Group, Inc. *	720,181

Utilities - 1.2%
20,800	Gas Natural, Inc.	244,400
6,600	ITC Holdings Corp.	461,340
13,800	UGI Corp.	454,020

		1,159,760

Total Common Stocks (cost: $66,162,846)		92,931,382

Short-Term Securities - 3.5%
3,394,330	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $3,394,330)		3,394,330

Total Investments in Securities - 100.1% (cost: $69,557,176)		96,325,712
Other Assets and Liabilities, net (0.1%)		(80,872)

Total Net Assets - 100.0%		$96,244,840

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	92,931,382	—	—	92,931,382
Short-Term Securities	3,394,330	—	—	3,394,330

Total:	96,325,712	—	—	96,325,712

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.6%
Africa/Middle East - 1.1%
Israel - 0.5%
2,400	Teva Pharmaceutical Industries, Ltd., ADR	120,408

South Africa - 0.6%
2,600	Sasol, Ltd., ADR	150,670

Asia - 30.7%
Australia - 9.6%
10,100	Australia & New Zealand Banking Group, Ltd.	248,613
23,900	BHP Billiton, Ltd.	1,147,141
9,700	Rio Tinto, PLC, ADR	689,864
2,100	Westpac Banking Corp., ADR	262,710

		2,348,328

China/Hong Kong - 7.3%
10,900	China Unicom Hong Kong, Ltd., ADR	180,940
10,600	Hong Kong Exchanges & Clearing, Ltd.	230,002
16,270	HSBC Holdings, PLC	168,055
27,150	HSBC Holdings, PLC	281,889
1,700	Hutchison Port Holdings Trust *	1,683
17,000	Hutchison Whampoa, Ltd.	201,184
40,000	Li & Fung, Ltd.	204,560
1,300	New Oriental Education & Tech. Group, ADR *	130,091
6,900	Standard Chartered, PLC	178,979
13,600	Sun Hung Kai Properties, Ltd.	215,370

		1,792,753

Japan - 11.8%
2,300	Aflac, Inc.	121,394
4,000	Canon, Inc.	172,039
41,000	Daicel Chemical Industries, Ltd.	253,063
1,600	Fanuc, Ltd.	241,851
9,600	Honda Motor Co., Ltd.	356,675
7,000	Kao Corp.	174,665
13,000	Kirin Holdings Co., Ltd.	170,604
9,100	Komatsu, Ltd.	308,723
32,000	Kubota Corp.	301,121
5,100	Oracle Corp.	212,564
2,200	SMC Corp.	362,104
7,100	Sony Corp., ADR	225,993

		2,900,796

South Korea - 1.0%
550	Samsung Electronics Co., Ltd., GDR	233,648

Taiwan - 1.0%
6,500	HTC Corp.	253,889

Quantity	Name of Issuer	Fair Value ($)

Europe - 54.7%
Denmark - 1.1%
5,200	Pandora A/S *	265,377

France - 8.5%
3,260	Alstom SA	192,751
6,925	AXA SA	144,691
4,150	BNP Paribas	303,383
4,900	Dassault Systemes SA	376,885
6,350	Ingenico	284,543
3,550	Schlumberger, Ltd.	331,073
7,200	Total SA	438,720

		2,072,046

Germany - 7.1%
4,700	Adidas AG	295,496
7,500	Aixtron AG, ADR	329,100
1,800	Allianz SE	252,045
1,575	Muenchener Rueckver	247,761
1,030	Rational AG	245,231
2,800	Siemens AG	383,006

		1,752,639

Italy - 2.0%
39,200	Enel SPA	246,950
5,000	Tenaris SA, ADR	247,300

		494,250

Luxembourg - 1.1%
2,700	Millicom International Cellular SA	259,659

Netherlands - 2.7%
5,400	ASML Holding NV *	240,300
15,100	ING Groep NV *	191,676
8,925	TNT NV	229,167

		661,143

Norway - 0.9%
5,800	Seadrill, Ltd.	209,206

Poland - 0.4%
9,300	Central European Distribution Corp. *	105,555

Spain - 4.3%
23,700	Banco Bilbao Vizcaya Argentaria SA, ADR	284,400
14,700	Banco Santander SA, ADR	172,284
3,305	Inditex SA	265,193
13,275	Telefonica SA	332,998

		1,054,875

Sweden - 1.0%
3,300	Autoliv, Inc.	244,959

Switzerland - 10.4%
11,500	ABB, Ltd., ADR *	278,185
3,100	Credit Suisse Group AG	131,503
1,800	Kuehne & Nagel International	251,637

See accompanying notes to schedule of investments.

MARCH 31, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

6,275	Nestle SA	359,339
3,959	Novartis AG	214,384
1,300	Roche Holding AG	185,595
180	SGS SA	320,093
1,259	Sulzer AG	189,158
1,140	Syngenta AG	370,872
1,750	Synthes, Inc.	236,356

		2,537,122

United Kingdom - 15.2%
5,000	Anglo American, PLC	256,927
5,100	Autonomy Corp., PLC *	129,961
8,025	British American Tobacco, PLC	321,785
12,150	Burberry Group, PLC	228,846
49,100	Carphone Warehouse Group, PLC *	286,711
55,250	Centrica, PLC	288,120
4,600	Diageo, PLC, ADR	350,612
6,000	GlaxoSmithKline, PLC, ADR	230,460
20,300	Pearson, PLC, ADR	361,340
6,575	Reckitt Benckiser Group, PLC	337,500
7,600	Royal Dutch Shell, PLC, ADR	556,624
37,850	Tesco, PLC	231,214
54,000	Vodafone Group, PLC	153,891

		3,733,991

Latin America - 4.1%
Brazil - 2.3%
7,000	AGCO Corp. *	384,790
4,500	Petrobras, ADR	181,935

		566,725

Mexico - 0.8%
63,020	Wal-Mart de Mexico	189,148

Peru - 1.0%
6,300	Southern Copper Corp.	253,701

North America - 7.0%
Bermuda - 1.0%
3,000	PartnerRe, Ltd.	237,720

Canada - 5.5%
3,300	Canadian National Railway Co.	248,391
3,400	Lululemon Athletica, Inc. *	302,770
6,800	Rogers Communications, Inc.	247,520
5,725	Royal Bank of Canada	354,778
4,200	Suncor Energy, Inc.	188,328

		1,341,787

United States - 0.5%
2,300	Covidien, PLC	119,462

Total Common Stocks (cost: $17,969,155)		23,899,857

Quantity	Name of Issuer	Fair Value ($)
Short-Term Securities - 0.6%
157,060	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $157,060)		157,060

Total Investments in Securities - 98.2% (cost: $18,126,215)		24,056,917
Other Assets and Liabilities, net - 1.8%		443,627

Total Net Assets - 100.0%		$24,500,544

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.4%
Producer Manufacturing	15.1
Non-Energy Minerals	9.6
Consumer Non-Durables	7.4
Energy Minerals	7.4
Electronic Technology	6.2
Retail Trade	6.1
Communications	4.8
Health Technology	4.5
Consumer Durables	4.1
Industrial Services	3.2
Transportation	3.0
Technology Services	2.9
Process Industries	2.6
Consumer Services	2.0
Commercial Services	1.3
Utilities	1.0
Short-Term Securities	0.6

98.2
Other Assets and Liabilities, net	1.8

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit International Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	952,574	1,395,754	—	2,348,328
Bermuda	237,720	—	—	237,720
Brazil	566,725	—	—	566,725
Canada	1,341,787	—	—	1,341,787
China/Hong Kong	312,714	1,480,039	—	1,792,753
Denmark	265,377	—	—	265,377
France	331,073	1,740,973	—	2,072,046
Germany	822,092	930,547	—	1,752,639
Israel	120,408	—	—	120,408
Italy	247,300	246,950	—	494,250
Japan	347,387	2,553,409	—	2,900,796
Luxembourg	259,659	—	—	259,659
Mexico	189,148	—	—	189,148
Netherlands	240,300	420,843	—	661,143
Norway	209,206	—	—	209,206
Peru	253,701	—	—	253,701
Poland	105,555	—	—	105,555
South Africa	150,670	—	—	150,670
South Korea	233,648	—	—	233,648
Spain	456,684	598,191	—	1,054,875
Sweden	244,959	—	—	244,959
Switzerland	278,185	2,258,937	—	2,537,122
Taiwan	—	253,889	—	253,889
United Kingdom	1,785,747	1,948,244	—	3,733,991
United States	119,462	—	—	119,462

	10,072,081	13,827,776	—	23,899,857

Short-Term Securities	157,060	—	—	157,060

Total:	10,229,141	13,827,776	—	24,056,917

*

Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.

MARCH 31, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.3%
Africa/Middle East - 6.7%
Israel - 0.7%
3,200	NICE Systems, Ltd., ADR *	118,208

South Africa - 6.0%
8,854	Bidvest Group, Ltd.	194,588
11,500	MTN Group, Ltd.	231,951
4,450	Naspers, Ltd.	239,373
5,000	Sasol, Ltd., ADR	289,750

		955,662

Asia - 54.0%
Australia -6.9%
5,700	BHP Billiton, Ltd., ADR	546,516
6,405	Rio Tinto, Ltd.	561,391

		1,107,907

China/Hong Kong - 20.1%
69,000	Belle International Holdings, Ltd.	126,557
3,400	China Life Insurance Co., Ltd., ADR	190,570
78,000	China Oilfield Services, Ltd.	176,153
49,500	China Shenhua Energy Co., Ltd.	232,985
12,000	China Unicom Hong Kong, Ltd., ADR	199,200
2,100	CNOOC, Ltd., ADR	531,384
116,000	Daphne International Holdings, Ltd.	87,126
52,000	ENN Energy Holdings, Ltd.	161,220
19,500	Hengan International Group Co., Ltd.	144,602
2,000	Home Inns & Hotels Management, Inc., ADR *	79,140
6,800	Hong Kong Exchanges & Clearing, Ltd.	147,549
63,000	Huabao International Holdings, Ltd.	96,867
34,000	Li & Fung, Ltd.	173,876
2,300	New Oriental Education & Tech. Group, ADR *	230,161
88,000	PetroChina Co., Ltd.	133,864
55,000	Ports Design, Ltd.	126,774
10,000	Sun Hung Kai Properties, Ltd.	158,360
4,200	Tencent Holdings, Ltd.	102,283
128,000	Travelsky Technology, Ltd.	125,006

		3,223,677

India ** - 4.5%
5,900	ICICI Bank, Ltd., ADR	293,997
2,300	Infosys Technologies, Ltd., ADR	164,910
5,400	Reliance Industries, Ltd., GDR [4]	254,071

		712,978

Indonesia - 1.7%
41,500	Astra International Tbk PT	271,425

Phillipines - 1.0%
386,000	Manila Water Co., Inc.	161,735

Quantity	Name of Issuer	Fair Value ($)

Singapore - 0.5%
7,000	DBS Group Holdings, Ltd.	81,269

South Korea - 11.0%
14,375	Cheil Worldwide, Inc.	189,926
9,007	Industrial Bank of Korea, GDR [4]	155,187
2,370	KB Financial Group, Inc.	123,976
2,375	KB Financial Group, Inc., ADR	123,904
2,100	POSCO, ADR	240,009
570	Samsung Electronics Co., Ltd.	483,340
6,800	Shinhan Financial Group Co., Ltd.	308,671
600	Shinsegae Co., Ltd.	142,753

		1,767,766

Taiwan - 6.5%
54,954	Cathay Financial Holding Co., Ltd.	90,626
26,709	Hon Hai Precision Industry Co., Ltd., GDR	190,378
8,523	HTC Corp.	332,907
10,019	MediaTek, Inc.	115,113
94,482	Taiwan Semiconductor Co.	226,404
10,478	Young Fast Optoelectronics Co., Ltd.	76,946

		1,032,374

Thailand - 1.8%
51,300	Bangkok Bank PCL	293,977

Europe - 7.4%
Austria - 0.7%
1,930	Raiffeisen International Bank Holding AG	107,234

Luxembourg - 1.2%
2,100	Millicom International Cellular SA	201,957

Poland - 0.7%
10,000	Central European Distribution Corp. *	113,500

Russia - 4.1%
9,250	Gazprom OAO, ADR	299,145
9,550	Mobile Telesystems, ADR	202,746
3,900	X5 Retail Group NV, GDR *	163,857

		665,748

United Kingdom - 0.7%
2,100	Anglo American, PLC	107,909

Latin America - 28.2%
Brazil - 20.1%
9,400	AES Tiete SA	142,614
5,700	AGCO Corp. *	313,329
21,477	Banco Bradesco SA	438,840
4,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	176,106
11,200	Cia de Bebidas das Americas, ADR	317,072
5,983	Embraer SA, ADR	201,627
34,680	Petrobras	604,322
2,500	Petrobras, ADR	101,075
19,100	Vale SA, ADR	636,985

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

7,000	Vivo Participacoes SA, ADR	282,660

		3,214,630

Chile - 1.2%
2,300	Banco Santander Chile, ADR	199,525

Mexico - 4.6%
5,500	America Movil SAB de CV, ADR	319,550
3,800	Grupo Televisa SA, ADR *	93,214
3,200	Homex, ADR *	87,200
81,580	Wal-Mart de Mexico	244,854

		744,818

Peru - 2.3%
8,950	Southern Copper Corp.	360,416

Total Common Stocks (cost: $9,143,417)		15,442,715

Exchange-Traded Funds - 1.1%
22,000	iShares MSCI India *, **
Total Exchange-Traded Funds (cost: $90,947)		169,840

Short-Term Securities - 3.8%
612,068	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $612,068)		612,068

Total Investments in Securities - 101.2% (cost: $9,846,432)		16,224,623
Other Assets and Liabilities, net - (1.2%)		(189,419)

Total Net Assets - 100.0%		$16,035,204

*	Non-income producing security.
**	The Fund’s total investment in India including the iShares comprises 5.6% of the Fund’s net assets.
[4]

144A Restricted Security. The total value of such securities as of March 31, 2011 was $409,258 and represented 2.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector (% of Total Net Assets)
Finance	18.0%
Non-Energy Minerals	15.3
Energy Minerals	15.3
Electronic Technology	9.6
Communications	9.0
Consumer Services	6.0
Consumer Non-Durables	5.5
Retail Trade	5.3
Producer Manufacturing	4.9
Utilities	2.9
Technology Services	1.7
Consumer Durables	1.6
Commercial Services	1.2
Industrial Services	1.1
Short-Term Securities	3.8

101.2
Other Assets and Liabilities, net	(1.2)

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

MARCH 31, 2011	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Developing Markets Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	546,516	561,391	—	1,107,907
Austria	—	107,234	—	107,234
Brazil	3,214,630	—	—	3,214,630
Chile	199,525	—	—	199,525
China/Hong Kong	1,327,322	1,896,355	—	3,223,677
India	712,978	—	—	712,978
Indonesia	—	271,425	—	271,425
Israel	118,208	—	—	118,208
Luxembourg	201,957	—	—	201,957
Mexico	744,818	—	—	744,818
Peru	360,416	—	—	360,416
Phillipines	—	161,735	—	161,735
Poland	113,500	—	—	113,500
Russia	501,891	163,857	—	665,748
Singapore	—	81,269	—	81,269
South Africa	289,750	665,912	—	955,662
South Korea	519,100	1,248,666	—	1,767,766
Taiwan	—	1,032,374	—	1,032,374
Thailand	—	293,977	—	293,977
United Kingdom	—	107,909	—	107,909

	8,850,611	6,592,104	—	15,442,715

Exchange-Traded Funds	169,840	—	—	169,840
Short-Term Securities	612,068	—	—	612,068

Total:	9,632,519	6,592,104	—	16,224,623

*

Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 –

other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Funds’ investments as of March 31, 2011 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

19

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011 (Continued)

At March 31, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$2,110,832	$(185,951)	$1,924,881	$9,242,833
Dividend Growth	31,228,681	(1,188,263)	30,040,418	243,636,782
Global Dividend Growth	1,262,141	(38,671)	1,223,470	7,953,832
Small Cap Growth	29,317,846	(2,549,310)	26,768,536	69,557,176
International Growth	6,433,912	(503,210)	5,930,702	18,126,215
Developing Markets Growth	6,797,080	(418,889)	6,378,191	9,846,432

20

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

By:	/s/Roger J. Sit
Roger J. Sit
Chairman

Date:	May 12, 2011